Note 14 - Employee Benefits (Details Textual) - USD ($)									12 Months Ended
	Dec. 23, 2019	Oct. 02, 2019	Dec. 27, 2018	Oct. 11, 2018	[1]	Dec. 27, 2017	Oct. 15, 2017	Jan. 06, 2017	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2019	Dec. 31, 2016
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 244,000	$ 29,000	$ 92,000	$ 26,000		$ 99,000	$ 27,000	$ 119,000	$ 273,000	$ 118,000		$ 245,000
Minimum Age Required for Defined Contribution Plan Eligibility									18 years
Defined Contribution Plan, Employer Contribution, Percent of Annual Salary of Employee									50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount									$ 19,000	18,500		18,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay									25.00%
Maximum Contribution Percent by Participant									8.00%
Defined Contribution Plan, Cost									$ 200,000	200,000		200,000
Employee Stock Ownership Plan (ESOP), Debt Structure Direct Original Loan Amount									$ 6,100,000
Employee Stock Ownership Plan (ESOP), Shares Purchased									912,866
Employee Stock Ownership Plan (ESOP), Debt Structure Indirect Original Loan Amount									$ 1,500,000
Employee Stock Ownership Plan (ESOP), Additional Shares Purchased									76,933
Employee Stock Ownership Plan (ESOP), Interest Rate on Loan									7.52%
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP									$ 500,000	500,000		500,000
Employee Stock Ownership Plan (ESOP), Compensation Expense									$ 500,000	$ 500,000		$ 400,000
Minimum Age Required to be Eligible to Participate in Employee Stock Option Option Plan									18 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period									1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									0	0		0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance									17,889
The 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									34,229
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price									$ 11.21
The 2009 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance									3,102	7,340		14,881				20,596
The 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									375,000
Shares Available for Issuance, Number of Shares for Each Share of Restricted Stock									1.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance									0
The 2017 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance									14,787	7,224		2,280				0
Pentegra DB Plan [Member]
Defined Benefit Plan, Plan Assets, Contributions by Employer									$ 300,000		$ 164,600,000		$ 367,100,000	$ 153,200,000
Defined Benefit Plan, Funded Percentage											89.86%		95.45%		87.67%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent									5.00%

[1]	The contribution relates to the 2016 plan year and was accrued at December 31, 2016.